Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of Risk Management [line items]
Percentage of debt securities in investment grade with ratings ranging between AAA to BBB	97.00%	97.00%
Percentage of total mortgage portfolio	14.00%	13.00%
Loaned securities included in invested assets	$ 20,280	$ 30,290
Reverse repurchase transactions recorded as short-term receivables	1,490	716
Repurchase transactions recorded as payables	$ 536	353
Term of credit default swaps	5 years
Credit protection purchased	$ 0	0
Mitigated exposure to credit risk	10,121	16,696
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	8,593	13,243
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	294	120
Maximum credit exposure related to derivatives	18,226	28,685
Reinsurance assets	$ 44,579	$ 45,836
Percentage ceded to reinsurers	94.00%	94.00%
Exposure to credit risk	$ 25,466	$ 27,360
Net exposure after offsetting agreements and benefit of fair value of collateral held	19,113	18,476
Fixed Surplus Note [Member]
Disclosure of Risk Management [line items]
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0	0
Bottom of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 30
Top of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 35
Derivatives [Member]
Disclosure of Risk Management [line items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	2,132	4,110
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	$ 0	$ 0
AA Credit Grades or Higher [Member]
Disclosure of Risk Management [line items]
Derivative exposure with counterparties, percentage	17.00%	20.00%
Securities lending [Member]
Disclosure of Risk Management [line items]
Loaned securities included in invested assets	$ 564	$ 889